Common Stock Warrants - Additional Information (Details)		3 Months Ended	9 Months Ended	12 Months Ended
	Jul. 13, 2023 USD ($) $ / shares shares	Sep. 30, 2023 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares	Sep. 30, 2024 $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares
Common Stock Warrants
Exercise price of warrants | $ / shares	$ 2.25			$ 14.93	$ 14.49	$ 105.85	$ 105.85
Warrants term				5 years
Reclass of warrant liability upon warrant modification				$ 7,570,000
Gain from change in fair value of the warrant liability		$ (11,739,000)	$ (11,739,000)	(13,974,000)
Private Placement
Common Stock Warrants
Fair value of warrants	$ 21,544,000			7,570,000
Transaction costs incurred	$ 1,595,000			2,855,000
Gain from change in fair value of the warrant liability				$ 13,974,000
Private Placement | Investor Warrants
Common Stock Warrants
Warrants to purchase shares of common stock | shares	6,666,668
Exercise price of warrants | $ / shares	$ 2.25
Warrants term	5 years
Private Placement | Placement Agent Warrants
Common Stock Warrants
Percentage of common stock	8.00%
Warrants to purchase shares of common stock | shares	533,333
Exercise price of warrants | $ / shares	$ 2.25
Warrants term	5 years
Private Placement | Dividend yield
Common Stock Warrants
Warrants, measurement input	0			0
Private Placement | Expected term
Common Stock Warrants
Warrants, measurement input	0.05			0.0453
Private Placement | Equity volatility
Common Stock Warrants
Warrants, measurement input	1.10			1.15
Private Placement | Risk-free interest rate
Common Stock Warrants
Warrants, measurement input	0.0393			0.0388